UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of Registrant as specified in charter)

715 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
715 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2020

Date of reporting period:  February 29, 2020

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
February 29, 2020 (Unaudited)
(Classifications are based on the North American Industry Classificiation System)

Shares		Value
	COMMON STOCKS - 98.1%
	Agriculture, Construction & Mining Machinery Manufacturing - 1.0%
16,900	The Toro Co.	$1,207,167

	Automotive Parts, Accessories & Tire Stores - 0.1%
380	O'Reilly Automotive, Inc. (a)	140,114

	Automotive Repair & Maintenance - 0.6%
14,200	Monro, Inc.	796,904

	Bakeries & Tortilla Manufacturing - 0.9%
6,700	J&J Snack Foods Corp.	1,077,494

	Basic Chemical Manufacturing - 1.9%
8,700	Air Products and Chemicals, Inc.	1,910,607
2,800	Linde PLC (b)	534,828
		2,445,435
	Building Material & Supplies Dealers - 1.6%
9,500	The Home Depot, Inc.	2,069,480

	Business Support Services - 0.3%
2,250	Atlassian Corp. PLC - Class A (a)(b)	326,160

	Cable & Other Subscription Programming - 0.7%
6,900	Liberty Broadband Corp. (a)	868,641

	Child Day Care Services - 0.3%
2,800	Bright Horizons Family Solutions Inc. (a)	440,020

	Clothing Stores - 2.7%
19,600	Ross Stores, Inc.	2,132,088
22,400	The TJX Companies, Inc.	1,339,520
		3,471,608
	Commercial & Service Industry Machinery Manufacturing - 0.7%
17,150	Fabrinet (a)(b)	945,308

	Communications Equipment Manufacturing - 4.5%
20,800	Apple Inc.	5,685,888

	Computer Systems Design & Related Services - 6.8%
4,650	Aspen Technology, Inc. (a)	495,272
17,100	Cadence Design Systems, Inc. (a)	1,130,994
18,890	Facebook Inc. - Class A (a)	3,635,758
6,300	Jack Henry & Associates, Inc.	955,962
21,200	Nutanix, Inc. - Class A (a)	505,408
5,880	ServiceNow, Inc. (a)	1,917,409
		8,640,803
	Computer Systems Design and Related Services - 2.1%
8,000	EPAM Systems, Inc. (a)	1,785,600
7,300	Globant SA (a)(b)	824,973
		2,610,573
	Cut & Sew Apparel Manufacturing - 1.6%
7,955	Lululemon Athletica Inc. (a)	1,729,497
4,700	VF Corp.	338,400
		2,067,897
	Data Processing, Hosting & Related Services - 0.8%
14,300	Ceridian HCM Holding Inc. (a)	1,011,439

	Data Processing, Hosting, & Related Services - 0.2%
395	CoStar Group, Inc. (a)	263,698

	Drugs & Druggists' Sundries Merchant Wholesalers - 1.1%
11,900	The Proctor & Gamble Co.	1,347,437

	Drycleaning & Laundry Services - 0.7%
3,315	Cintas Corp.	884,243

	Electrical Equipment Manufacturing - 0.1%
500	Rockwell Automation, Inc.	91,750

	Electronic Shopping & Mail-Order Houses - 0.4%
48,900	Farfetch Ltd. - Class A (a)(b)	546,213

	Electronics & Appliance Stores - 0.2%
3,700	Best Buy Co., Inc.	279,905

	Employment Services - 0.8%
20,000	Robert Half International, Inc.	1,008,200

	Engine, Turbine & Power Transmission Equipment Manufacturing - 0.1%
900	Cummins, Inc.	136,161

	Footwear Manufacturing - 1.6%
16,700	NIKE, Inc. - Class B	1,492,646
14,500	Skechers U.S.A., Inc. - Class A (a)	479,660
		1,972,306
	Furniture Stores - 0.2%
26,200	The Lovesac Co. (a)	227,678

	General Freight Trucking - 1.0%
20,700	Knight-Swift Transportation Holdings Inc.	661,158
3,375	Old Dominion Freight Line, Inc.	654,075
		1,315,233
	Home Health Care Services - 2.0%
3,900	Chemed Corp.	1,628,718
7,400	LHC Group, Inc. (a)	898,804
		2,527,522
	Household Appliances & Electrical & Electronic Goods Merchant Wholesalers - 1.7%
39,300	Entegris, Inc.	2,095,476

	Industrial Machinery Manufacturing - 1.1%
2,600	Applied Materials, Inc.	151,112
4,600	ASML Holding N.V. - ADR (b)	1,272,866
		1,423,978
	Machinery, Equipment, and Supplies Merchant Wholesalers - 0.8%
28,000	Fastenal Co.	958,160

	Management, Scientific & Technical Consulting Services - 2.1%
9,800	The Hackett Group Inc.	150,920
14,800	salesforce.com, Inc. (a)	2,521,920
		2,672,840

	Manufacturing & Reproducing Magnetic & Optical Media - 0.2%
1,950	MongoDB, Inc. (a)	297,375

	Medical Equipment & Supplies Manufacturing - 4.3%
20,800	Boston Scientific Corp. (a)	777,712
3,030	Intuitive Surgical, Inc. (a)	1,617,899
10,630	Stryker Corp.	2,025,971
3,200	The Cooper Companies, Inc.	1,038,624
		5,460,206
	Miscellaneous Durable Goods Merchant Wholesalers - 1.0%
6,300	Pool Corp.	1,329,048

	Motor Vehicle & Motor Vehicle Parts & Supplies Merchant Wholesalers - 0.2%
3,400	Copart, Inc. (a)	287,232

	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 3.8%
2,200	Bruker Corp.	95,832
9,600	Danaher Corp.	1,387,968
3,525	IDEXX Laboratories, Inc. (a)	897,148
3,700	ResMed, Inc.	588,152
5,140	Roper Technologies, Inc.	1,807,738
		4,776,838
	Nonferrous Metal (except Aluminum) Production & Processing - 0.4%
6,200	Silicon Laboratories, Inc. (a)	549,816

	Nursing Care Facilities (Skilled Nursing Facilities) - 0.6%
17,900	The Ensign Group Inc.	796,550

	Oil & Gas Extraction - 0.6%
12,400	EOG Resources, Inc.	784,424

	Other Amusement & Recreation Industries - 1.1%
19,700	CGI, Inc. (a)(b)	1,387,077

	Other Chemical Product & Preparation Manufacturing - 1.0%
13,900	Innospec Inc.	1,202,906

	Other Electrical Equipment & Component Manufacturing - 0.8%
16,700	Emerson Electric Co.	1,070,637

	Other General Merchandise Stores - 0.3%
600	Burlington Stores, Inc. (a)	129,756
1,900	Five Below, Inc. (a)	184,205
		313,961
	Other General Purpose Machinery Manufacturing - 3.0%
7,400	IDEX Corp.	1,095,200
2,700	Mettler-Toledo International Inc. (a)	1,894,590
6,050	Snap-on, Inc.	875,737
		3,865,527
	Other Information Services - 0.3%
11,615	Twitter, Inc. (a)	385,618

	Other Miscellaneous Manufacturing - 0.2%
3,200	Hasbro, Inc.	247,200

	Other Schools & Instruction - 3.1%
71,800	TAL Education Group - ADR (a)(b)	3,905,202

	Other Transit & Ground Passenger Transportation - 1.0%
11,200	Lyft, Inc. - Class A (a)	426,944
25,300	Uber Technologies, Inc. (a)	856,911
		1,283,855
	Other Wood Product Manufacturing - 0.4%
18,100	Skyline Champion Corp. (a)	461,188

	Petroleum & Coal Products Manufacturing - 2.2%
17,300	Chevron Corp.	1,614,782
23,900	Exxon Mobil Corp.	1,229,416
		2,844,198
	Pharmaceutical & Medicine Manufacturing - 3.9%
2,200	Alexion Pharmaceuticals, Inc. (a)	206,866
700	Biogen, Inc. (a)	215,873
2,320	Bio-Techne Corp.	438,225
2,900	Eli Lilly & Co.	365,777
2,205	Illumina, Inc. (a)	585,802
10,200	Johnson & Johnson	1,371,696
12,600	Merck & Co., Inc.	964,656
3,000	Sage Therapeutics, Inc. (a)	141,000
2,700	Vertex Pharmaceuticals Inc. (a)	604,881
		4,894,776
	Scientific Research & Development Services - 1.0%
8,500	ICON PLC (a)(b)	1,326,510

	Semiconductor & Other Electronic Component Manufacturing - 10.8%
10,000	Advanced Micro Devices, Inc. (a)	454,800
4,220	Alphabet Inc. - Class A (a)	5,651,635
6,000	Analog Devices, Inc.	654,300
24,600	Intel Corp.	1,365,792
1,125	Lam Research Corp.	330,109
33,800	Marvell Technology Group Ltd. (b)	719,940
5,000	NVIDIA Corp.	1,350,350
36,300	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	1,954,392
10,400	Texas Instruments Inc.	1,187,056
		13,668,374
	Semiconductor and Other Electronic Component Manufacturing - 0.5%
11,600	Micron Technology, Inc. (a)	609,696

	Services to Buildings & Dwellings - 1.0%
35,200	Rollins, Inc.	1,317,888

	Soap, Cleaning Compound & Toilet Preparation Manufacturing - 2.2%
20,700	Church & Dwight Co., Inc.	1,439,064
9,500	Colgate-Palmolive Co.	641,915
1,430	Ecolab, Inc.	258,043
3,000	West Pharmaceutical Services, Inc.	451,680
		2,790,702

		Software Publishers - 12.8%
7,460		Adobe Inc. (a)	2,574,595
7,945		ANSYS, Inc. (a)	1,924,200
1,600		Coupa Software, Inc. (a)	239,600
2,845		HubSpot, Inc. (a)	510,535
1,800		Intuit Inc.	478,530
35,100		Microsoft Corp.	5,686,551
19,100		National Instruments Corp.	769,348
6,300		SAP SE - ADR (b)	778,491
2,220		Shopify Inc. - Class A (a)(b)	1,028,548
2,100		Twilio, Inc. - Class A (a)	236,544
3,340		Tyler Technologies, Inc. (a)	1,046,589
4,575		Veeva Systems, Inc. - Class A (a)	649,513
2,120		Workday, Inc. - Class A (a)	367,290
			16,290,334
		Travel Arrangement & Reservation Services - 0.7%
530		Booking Holdings Inc. (a)	898,700

		TOTAL COMMON STOCKS (Cost $111,308,237)	124,601,569

		REAL ESTATE INVESTMENT TRUST (REIT) - 1.4%
		Real Estate - 1.4%
8,095		Public Storage	1,692,827
		TOTAL REIT (Cost $1,816,227)	1,692,827

		Total Investments (Cost $113,124,464) - 99.5%	126,294,396
		Other Assets in Excess of Liabilities - 0.5%	681,329
		TOTAL NET ASSETS - 100.0%	$126,975,725

		Percentages are stated as a percent of net assets.

	ADR	American Depositary Receipt
	PLC	Public Limited Company
	(a)	Non Income Producing
	(b)	Foreign Issued Securities

		The cost basis of investments for federal income tax purposes at February 29, 2020 was as follows*:

		Cost of Investments	$113,124,464
		Gross unrealized appreciation	18,993,575
		Gross unrealized depreciation	(5,823,643)
		Net unrealized appreciation	$13,169,932

		*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax
		adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the
		Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 29, 2020 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not  active, model-derived   valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$120,601,569	-	-	$120,601,569
REIT	1,692,826	-	-	1,692,826
Total*	$126,294,395	-	-	$126,294,395

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

Derivatives and Hedging Activities at February 29, 2020 (Unaudited)

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities. The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position. The standard does not have any impact on the Fund's financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. These updates have been incorporated in the Fund's financial statements and have no impact on the Fund's net assets or results of operations. The Fund adopted the removed and modified disclosures and has elected to delay the adoption of additional disclosures until their effective date.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By  /s/ Bassam Osman.
       Bassam Osman, President

Date  July 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Bassam Osman                                   .
       Bassam Osman, President

Date  July 23, 2020

By  /s/ Mohammad Basheeruddin
       Mohammad Basheeruddin, Treasurer

Date  July 30, 2020